Basis of Presentation and General information, General Information (Details) $ / shares in Units, t in Millions, $ in Millions			6 Months Ended
	Mar. 27, 2024 $ / shares shares	Mar. 07, 2023 $ / shares shares	Jun. 30, 2024 Vessel t $ / shares shares	Dec. 31, 2023 $ / shares shares	Apr. 27, 2021 USD ($) Subsidiary
Basis of Presentation [Abstract]
Common shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001
Reverse stock split ratio	0.1
Common shares, shares issued (in shares)			9,662,354	9,662,354
Common shares, shares outstanding (in shares)	9,662,354		9,662,354	9,662,354
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001
Number of shares of Company stock held to receive one share of Toro common stock (in shares)		10
Number of former tanker-owning subsidiaries | Subsidiary					2
Number of vessels | Vessel			10
Combined carrying capacity | t			0.7
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			3
Panamax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			5
Containerships [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			2
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares)			12,000	12,000
Preferred shares, shares issued (in shares)			12,000	12,000
Related Party [Member] | Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held			100.00%
Related Party [Member] | Toro [Member]
Basis of Presentation [Abstract]
Common shares, shares issued (in shares)		9,461,009
Common shares, shares outstanding (in shares)		9,461,009
Number of shares of Toro common stock issued for every 10 shares of Company stock (in shares)		1
Related Party [Member] | Toro [Member] | $18.0 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $					$ 18.0
Related Party [Member] | Toro [Member] | Series A Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares)		140,000
Preferred shares, shares issued (in shares)			140,000
Preferred shares, dividend rate		1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares		$ 1,000	$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001
Related Party [Member] | Toro [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares issued (in shares)		40,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001